Fees and Commissions Income [Text Block] (Tables)	6 Months Ended
Sep. 30, 2019
Revenue from Contract with Customer [Abstract]
Details of Fees and Commissions Income [Table Text Block]
Details of fees and commissions income for the six months ended September 30, 2018 and 2019 are as follows:

	2018	2019
	(in millions)
Fees and commissions on deposits	¥26,568	¥26,731
Fees and commissions on remittances and transfers	84,342	83,541
Fees and commissions on foreign trading business	35,453	33,117
Fees and commissions on credit card business	110,223	118,916
Fees and commissions on security-related services	119,007	108,403
Fees and commissions on administration and management services for investment funds	74,928	71,981
Trust fees	57,459	58,948
Guarantee fees (1)	22,205	22,846
Insurance commissions	23,469	21,178
Fees and commissions on real estate business	17,878	21,094
Other fees and commissions (2)	133,906	131,708

Total	¥705,438	¥698,463

Notes:	(1)	Guarantee fees are not within the scope of the guidance on revenue from contracts with customers
	(2)	Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.